Annual Total Returns- JPMorgan Short-Intermediate Municipal Bond Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Short-Intermediate Municipal Bond Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.14%	1.26%	0.25%	1.80%	1.49%	(0.27%)	2.45%	1.25%	4.84%	3.46%